Provisions - Schedule of Summary Effects in Other Comprehensive Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension plan [member]
Disclosure of Provisions [line items]
Total loss	$ (3,389)	$ 885	$ (4,512)
Retroactive unemployment plan [member]
Disclosure of Provisions [line items]
Total loss	(36)	(29)	113
Retirements bonus plan [member]
Disclosure of Provisions [line items]
Total loss	(97)	33	(33)
Long-term employee benefits [member]
Disclosure of Provisions [line items]
Total loss	$ (3,522)	$ 889	$ (4,432)